Quarterly Results (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Sales	$ 10,425,703,000	$ 9,761,660,000	$ 9,384,852,000	$ 9,751,274,000	$ 10,348,477,000	$ 8,945,093,000	$ 8,868,499,000	$ 9,081,426,000	$ 39,323,489,000	$ 37,243,495,000	$ 36,853,330,000
Cost of sales	8,471,311,000	7,929,111,000	7,623,185,000	7,905,170,000	8,344,198,000	7,242,530,000	7,153,191,000	7,315,269,000	31,928,777,000	30,055,188,000	29,743,076,000
Gross profit	1,954,392,000	1,832,549,000	1,761,667,000	1,846,104,000	2,004,279,000	1,702,563,000	1,715,308,000	1,766,157,000	7,394,712,000	7,188,307,000	7,110,254,000
Operating expenses	1,393,642,000	1,405,062,000	1,324,642,000	1,339,864,000	1,420,193,000	1,270,460,000	1,252,957,000	1,268,829,000	5,463,210,000	5,212,439,000	5,238,043,000
Operating income	560,750,000	427,487,000	437,025,000	506,240,000	584,086,000	432,103,000	462,351,000	497,328,000	1,931,502,000	1,975,868,000	1,872,211,000
Interest expense	30,134,000	28,972,000	28,060,000	31,101,000	32,501,000	27,654,000	31,522,000	33,800,000	118,267,000	125,477,000	116,322,000
Other expense (income), net	(4,278,000)	(6,957,000)	(1,300,000)	(1,684,000)	2,924,000	1,028,000	(1,138,000)	(2,012,000)	(14,219,000)	802,000	(14,945,000)
Earnings before income taxes	534,894,000	405,472,000	410,265,000	476,823,000	548,661,000	403,421,000	431,967,000	465,540,000	1,827,454,000	1,849,589,000	1,770,834,000
Income taxes	198,584,000	146,994,000	152,092,000	177,754,000	210,880,000	155,773,000	163,618,000	139,335,000	675,424,000	669,606,000	714,886,000
Net earnings	336,310,000	258,478,000	258,173,000	299,069,000	337,781,000	247,648,000	268,349,000	326,205,000	1,152,030,000	1,179,983,000	1,055,948,000
Basic net earnings (in USD per share)	$ 0.57	$ 0.44	$ 0.44	$ 0.51	$ 0.57	$ 0.42	$ 0.45	$ 0.55	$ 1.96	$ 1.99	$ 1.77
Diluted net earnings (in USD per share)	$ 0.57	$ 0.44	$ 0.44	$ 0.51	$ 0.57	$ 0.42	$ 0.45	$ 0.55	$ 1.96	$ 1.99	$ 1.77
Dividends declared per common share (in USD per share)	$ 0.26	$ 0.26	$ 0.26	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.24	$ 1.03	$ 0.99	$ 0.94
Maximum [Member]
Market price (in USD per share)	33	31	30	32	32	30	29	26	33	32
Minimum [Member]
Market price (in USD per share)	$ 28	$ 27	$ 28	$ 27	$ 28	$ 27	$ 24	$ 21	$ 27	$ 21